Research and Development expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Research and Development expenses
Total research and development expenses	€ 26,651	€ 15,861	€ 12,344
Research and development expenses
Research and Development expenses
Staff costs	13,803	11,074	7,985
Consulting and contractors' fees	2,762	2,623	1,962
Q&A regulatory	263	263	511
Depreciation and amortization expense	1,314	1,014	952
Travel	1,179	862	455
Manufacturing and outsourced development	6,458	4,986	5,447
Clinical studies	4,929	8,568	3,923
Other expenses	1,674	1,618	1,018
IP costs	941	440	1,054
IT	1,802
Capitalized costs	(8,474)	(15,587)	(10,963)
Total research and development expenses	€ 26,651	€ 15,861	€ 12,344